Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash	€ 1,144	€ 701	€ 661
Cash equivalents	12,771	8,726	6,264
Cash and cash equivalents	13,915	9,427	6,925	€ 10,315
Cash equivalents, money market mutual funds	8,703	5,304	3,189
Cash equivalents, term deposits	3,259	2,211	2,014
Cash equivalents, commercial paper	74	446	357
Cash equivalent, captive insurance and reinsurance companies	€ 425	€ 456	€ 505